THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value
Communication Services — 3.2%
Comcast, Cl A	976,237	$42,319,874

Consumer Discretionary — 9.0%
Darden Restaurants	263,037	43,966,635
Genuine Parts	166,556	25,804,521
Home Depot	126,766	48,627,437

		118,398,593

Consumer Staples — 13.4%
Keurig Dr Pepper	684,577	20,995,976
Procter & Gamble	339,535	55,089,554
Target	296,662	52,571,473
Unilever ADR	933,083	46,831,436

		175,488,439

Energy — 9.3%
ConocoPhillips	492,280	62,657,398
Enterprise Products Partners (A)	2,057,469	60,036,946

		122,694,344

Financials — 16.5%
Ares Management, Cl A	444,987	59,174,371
CME Group, Cl A	245,277	52,805,685
Morgan Stanley	521,412	49,096,154
Old Republic International	1,832,747	56,301,988

		217,378,198

Health Care — 8.8%
AbbVie	357,474	65,096,015
Johnson & Johnson	322,584	51,029,563

		116,125,578

Industrials — 18.2%
Cummins	182,676	53,825,483
Paychex	367,016	45,069,565
Snap-on	167,576	49,639,363
United Parcel Service, Cl B	290,032	43,107,456

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THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials— continued
Watsco	110,964	$47,933,119

		239,574,986

Information Technology — 10.0%
Broadcom	65,768	87,169,565
Texas Instruments	256,022	44,601,593

		131,771,158

Real Estate — 4.5%
Lamar Advertising, Cl A ‡	500,448	59,758,496

Utilities — 4.3%
Public Service Enterprise Group	859,134	57,372,969

TOTAL COMMON STOCK (Cost $893,743,732)		1,280,882,635

SHORT-TERM INVESTMENT(B) — 2.7%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 5.180% (Cost $35,210,840)	35,210,840	35,210,840

TOTAL INVESTMENTS— 99.9% (Cost $928,954,572)		$1,316,093,475

Percentages are based on Net Assets of $1,318,055,996.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At March 31, 2024, these securities amounted to $60,036,946 or 4.6% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2024.

ADR — American Depositary Receipt

Cl — Class

HCM-QH-001-2400

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